Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of changes in intangible assets

	Balance at 12.31.2021	Additions	Impairment	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer (**)	Assets held for sale or distribution	Balance at 12.31.2022

Goodwill	729	-	-	-	-	-	(40)	-	(148)	541
Tradename	3,385	-	(19)	-	-	-	(686)	-	(2,675)	5
Commercial rights (note 15.2)	51	-	-	(3)	-	-	(1)	3	(3)	47
Contractual rights	3	-	-	(1)	-	-	1	1	(3)	1
Software	1,144	230	-	(268)	(2)	-	(28)	125	(128)	1,073
	5,312	230	(19)	(272)	(2)	-	(754)	129	(2,957)	1,667
Lease-right of use:
Right of use Paes Mendonça (*)	413	-	-	(47)	(78)	20	-	(3)	-	305
Software	28	-	-	(3)	(11)	-	-	-	-	14
	441	-	-	(50)	(89)	20	-	(3)	-	319
Total	5,753	230	(19)	(322)	(91)	20	(754)	126	(2,957)	1,986
(*)	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.

	Balance at 12.31.2020	Additions	Impairment	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer (**)	Balance at 12.31.2021

Goodwill	750	-	-	-	-	-	(21)	-	729
Tradename	3,731	-	(22)	-	-	-	(324)	-	3,385
Commercial rights (note 15.2)	47	4	-	-	-	-	-	-	51
Contractual rights	3	-	-	-	-	-	-	-	3
Software	1,030	228	-	(214)	(2)	-	(13)	115	1,144
	5,561	232	(22)	(214)	(2)	-	(358)	115	5,312
Lease-right of use:
Right of use Paes Mendonça (*)	567	-	-	(47)	-	43	-	(150)	413
Software	36	-	-	(8)	-	-	-	-	28
	603	-	-	(55)	-	43	-	(150)	441
Total	6,164	232	(22)	(269)	(2)	43	(358)	(35)	5,753
(*)	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.
(**)	Right-of-use value of R$150 reclassified to assets held for sale (Note 32)

Schedule of intangible assets

	Balance at 12.31.2022			Balance at 12.31.2021
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net

Goodwill	541	-	541	729	-	729
Tradename	5	-	5	3,385	-	3,385
Commercial rights (note 15.2)	47	-	47	54	(3)	51
Contractual rights	2	(1)	1	6	(3)	3
Software	2,116	(1,043)	1,073	2,165	(1,021)	1,144
	2,711	(1,044)	1,667	6,339	(1,027)	5,312
Lease-right of use:
Right of use Paes Mendonça	478	(173)	305	543	(130)	413
Software	120	(106)	14	170	(142)	28
	598	(279)	319	713	(272)	441
Total intangibles	3,309	(1,323)	1,986	7,052	(1,299)	5,753

Schedule of reconciliation of additions to intangible assets

	2022	2021

Additions	230	232
Intangible assets financing - Addition	(2)	-
Total	228	232